UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Accommodation and Food Services - 1.2%
Darden Restaurants, Inc.	29,624	$2,105,674
Administrative and Support - 3.1%
The Priceline Group, Inc. (a)	3,294	3,792,613
TriNet Group, Inc. (a)	65,691	1,665,267
		5,457,880
Construction - 2.3%
Lennar Corporation	41,057	2,095,549
NVR, Inc. (a)	1,409	1,888,060
		3,983,609
Finance and Insurance - 11.0%
Alibaba Group Holding, Ltd. - ADR (a)	21,596	1,776,703
Ally Financial, Inc. (a)	84,731	1,900,516
Citigroup, Inc.	35,806	1,977,923
E*TRADE Financial Corporation (a)	65,920	1,974,304
FleetCor Technologies, Inc. (a)	12,747	1,989,297
HDFC Bank, Ltd. - ADR	32,545	1,969,949
Lazard, Ltd.	34,852	1,960,076
Medtronic PLC	25,338	1,877,546
The Goldman Sachs Group, Inc.	9,400	1,962,626
Visa, Inc.	28,045	1,883,222
		19,272,162
Information - 16.4%
Charter Communications, Inc. (a)	10,784	1,846,760
Comcast Corporation	33,114	1,991,476
DIRECTV (a)	42,436	3,937,637
Facebook, Inc. (a)	24,386	2,091,465
GTT Communications, Inc. (a)	88,543	2,113,521
McGraw Hill Financial, Inc.	18,617	1,870,078
NetEase, Inc. - ADR	13,649	1,977,262
Oracle Corporation	89,044	3,588,473
Rackspace Hosting, Inc. (a)	47,634	1,771,509
Time Warner Cable, Inc.	10,595	1,887,711
Twenty-First Century Fox, Inc.	58,100	1,871,982
Vipshop Holdings, Ltd. - ADR (a)	78,853	1,754,479
Web.com Group, Inc. (a)	85,059	2,060,129
		28,762,482
Management of Companies and Enterprises - 1.0%
Cooper-Standard Holdings, Inc. (a)	30,509	1,875,388
Manufacturing - 46.1%
Achillion Pharmaceuticals, Inc. (a)	198,950	1,762,697
Allergan PLC (a)	12,556	3,810,244
Apple, Inc.	103,969	13,040,312
Bristol-Myers Squibb Company	28,861	1,920,411
Celgene Corporation (a)	33,812	3,913,232
Clovis Oncology, Inc. (a)	21,062	1,850,929
Cognex Corporation	38,714	1,862,143
Constellation Brands, Inc.	16,333	1,894,955
Crown Holdings, Inc. (a)	35,216	1,863,279
Dow Chemical Company	37,471	1,917,391
General Dynamics Corporation	13,809	1,956,597
General Motors Company	53,319	1,777,122
Handy & Harman, Ltd. (a)	61,843	2,142,860
Horizon Pharma PLC (a)	120,014	4,169,286
Keurig Green Mountain, Inc.	22,293	1,708,313
Kraft Foods Group, Inc.	22,943	1,953,367
Libbey, Inc.	48,468	2,003,182
Micron Technology, Inc. (a)	68,350	1,287,714
Mondelez International, Inc.	46,823	1,926,298
Novartis AG - ADR	18,672	1,836,204
PPG Industries, Inc.	16,882	1,936,703
QUALCOMM, Inc.	27,639	1,731,031
Skechers U.S.A., Inc. (a)	18,299	2,009,047
Spirit AeroSystems Holdings, Inc. (a)	35,582	1,960,924
TransDigm Group, Inc. (a)	17,121	3,846,575
United Therapeutics Corporation (a)	10,618	1,847,001
Valeant Pharmaceuticals International, Inc. (a)	48,797	10,840,254
Valero Energy Corporation	32,913	2,060,354
		80,828,425
Mining, Quarrying, and Oil and Gas Extraction - 1.1%
Phillips 66	24,242	1,952,936
Professional, Scientific, and Technical Services - 5.5%
Amgen, Inc.	12,329	1,892,748

Baidu, Inc. - ADR (a)	9,742	1,939,437
Biogen Idec, Inc. (a)	9,683	3,911,351
ServiceNow, Inc. (a)	25,412	1,888,366
		9,631,902
Real Estate and Rental and Leasing - 2.0%
AerCap Holdings NV (a)	40,154	1,838,652
Avis Budget Group, Inc. (a)	37,816	1,666,929
		3,505,581
Retail Trade - 4.0%
Amazon.com, Inc. (a)	4,502	1,954,273
L Brands, Inc.	22,151	1,899,005
Sears Holdings Corporation (a)	45,222	1,207,428
Walgreens Boots Alliance, Inc.	22,554	1,904,460
		6,965,166
Transportation and Warehousing - 4.2%
Delta Air Lines, Inc.	46,094	1,893,542
Navios Maritime Acquisition Corporation	545,759	1,959,275
Southwest Airlines Company	52,459	1,735,868
United Continental Holdings, Inc. (a)	35,642	1,889,382
		7,478,067
Utilities - 2.0%
Calpine Corporation (a)	95,421	1,716,624
FirstEnergy Corporation	53,914	1,754,900
		3,471,524
TOTAL COMMON STOCKS (Cost $173,913,775)		175,290,796

SHORT-TERM INVESTMENTS - 0.1%
Short Term Investments Trust - Liquid Assets Portfolio- 0.10%*	172,217	172,217
TOTAL SHORT-TERM INVESTMENTS (Cost $172,217)		172,217

Total Investments (Cost $174,242,517) - 100.0%		175,463,013
Liabilities in Excess of Other Assets - 0.0%		(17,449)
TOTAL NET ASSETS - 100.0%		$175,445,564

Percentages are stated as a percent of net assets.
*	Annualized seven-day yield as of June 30, 2015
(a)	Non-income producing security.
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

	Cost of investments	$174,412,704
	Gross unrealized appreciation	7,439,333
	Gross unrealized depreciation	(6,389,024)
	Net unrealized appreciation	$1,050,309

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

Summary of Fair Value Disclosure at June 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investements as of June 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$175,290,796	$-	$-	$175,290,796
Short-Term Investments	172,217	-	-	172,217
Total Investments in Securities	$175,463,013	$-	$-	$175,463,013
^See Schedule of Investments for breakout of investments by industry classification.
There were no transfers into and out of Level 1 during the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)                  /s/ Paul R. Fearday
Paul R. Fearday, President

Date             August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Paul R. Fearday
Paul R. Fearday, President

Date             August 26, 2015

By (Signature and Title)*            /s/ Kristen M Weitzel
Kristen M Weitzel, Principal Financial Officer

Date             August 26, 2015

* Print the name and title of each signing officer under his or her signature.